INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Deferred Tax Assets, Net	$ 2,471,000	$ 5,149,000
Deferred Tax Assets, Other Loss Carryforwards	$ 6,400,000